UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  12/31/00

Check here if Amendment [X ]; Amendment Number:  01
  This Amendment (Check only one):	[X] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       January 28, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $147846



List of Other Included Managers:

NONE


FORM 13F INFORMATION TABLE
                                      Title                 VALUE    SHRS or  SH/ PUT/  Inv   Other   Voting Authority
NAME OF ISSUER                        of      CUSIP         (x$1000) PRN AMT  PRN CALL  Disc  Mgrs    Sole Shared None
                                      Class
AMR Corp                              com     001765106            2        50 SH       Sole             50
Alliance Capital Mgmt. Ltd.           com     018548107          390      7700 SH       Sole           7700
Allstate Corp                         com     020002101          432      9922 SH       Sole           9922
America Online Inc Del Com            com     02364J104           38      1100 SH       Sole           1100
Amerisource Health                    com     03071P102         9239    182960 SH       Sole         182960
Block H&R Inc.                        com     093671105         8371    202325 SH       Sole         202325
Bridgehampton National Bank           com     N/A               1078     52572 SH       Sole          52572
Bristol Myers                         com     110122108           59       799 SH       Sole            799
CMS Energy Corp Com                   com     125896100          158      5000 SH       Sole           5000
CVS Corporation Delaware              com     126650100        11232    187400 SH       Sole         187400
Cisco Sys Inc                         com     17275R102         2760     72150 SH       Sole          72150
Citigroup Inc                         com     172967101         3217     63000 SH       Sole          63000
Digital Recorders                     com     253869101           13      8000 SH       Sole           8000
Donaldson Luf&Jen NW DLJDIRECT        com     257661504            1       250 SH       Sole            250
Exxon Mobil Corp Com                  com     302290101           92      1056 SH       Sole           1056
Gannett Inc.                          com     364730101         8772    139100 SH       Sole         139100
Gap, Inc.                             com     364760108         4504    176647 SH       Sole         176647
General Electric                      com     369604103         4266     88997 SH       Sole          88997
Health Care Reit Inc.                 com     42217K106           11       700 SH       Sole            700
Hewlett Packard                       com     428236103         4842    153400 SH       Sole         153400
Highwoods Properties                  com     431284108          269     10800 SH       Sole          10800
Illinois Tool Wks Inc.                com     452308109         9449    158640 SH       Sole         158640
Intel Corp.                           com     458140100         3009    100100 SH       Sole         100100
Johnson & Johnson                     com     478160104         3215     30600 SH       Sole          30600
KeyCorp                               com     493267108           84      2996 SH       Sole           2996
Knight Ridder, Inc                    com     499040103         8162    143500 SH       Sole         143500
Merck & Co.                           com     589331107           42       450 SH       Sole            450
Morgan Stanley, Dean Witter & Co.     com     617446448         7810     98550 SH       Sole          98550
Oracle Corporation                    com     68389X105          392     13500 SH       Sole          13500
Pfizer Inc.                           com     717081103         8377    182105 SH       Sole         182105
Sabre Hldgs Corp                      com     785905100            2        36 SH       Sole             36
Schering-Plough                       com     806605101         6600    116300 SH       Sole         116300
Sealed Air Corp.                      com     81211K100         3502    114824 SH       Sole         114824
Sears Roebuck & Co.                   com     812387108           70      2000 SH       Sole           2000
Spdr Tr Unit Ser 1                    com     78462F103         3378     25750 SH       Sole          25750
Staples Inc                           com     855030102         2084    176400 SH       Sole         176400
Target Corp                           com     87612E106         7495    232400 SH       Sole         232400
Tennant Co.                           com     880345103          173      3600 SH       Sole           3600
United Parcel Service CL B            com     911312106         2676     45550 SH       Sole          45550
Vodafone Airtouch PLC Sponsored       com     92857T107         4898    136780 SH       Sole         136780
Wachovia Corp.                        com     929771103         2587     44500 SH       Sole          44500
Wal-Mart Stores                       com     931142103         6617    124550 SH       Sole         124550
Walgreen Co.                          com     931422109         7382    176560 SH       Sole         176560
Winston Hotels, Inc.                  com     97563A102           57      8000 SH       Sole           8000
Sealed Air Corp New                   pfd     81211K209           39      1200 SH       Sole           1200

TOTAL                                                         147846

